Financial assets available for sale (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets available for sale
Brazilian government securities	R$ 103,281,758	R$ 59,198,028
Corporate debt securities	39,978,630	42,142,708
Bank debt securities	1,183,853	1,559,043
Brazilian sovereign bonds	728,127	401,214
Foreign governments securities	3,202,547
Marketable equity securities and other stocks	11,037,807	9,817,561
Balance on	159,412,722	113,118,554
Amortized cost
Financial assets available for sale
Brazilian government securities	101,822,760	58,484,065
Corporate debt securities	40,875,928	43,821,686
Bank debt securities	1,251,066	1,626,211
Brazilian sovereign bonds	719,494	395,626
Foreign governments securities	3,210,554
Marketable equity securities and other stocks	11,302,834	9,966,872
Balance on	159,182,636	114,294,460
Gross unrealized gains
Financial assets available for sale
Brazilian government securities	1,881,077	1,323,156
Corporate debt securities	836,715	1,011,275
Bank debt securities	169,142	121,745
Brazilian sovereign bonds	27,326	7,319
Foreign governments securities	175
Marketable equity securities and other stocks	620,896	389,291
Balance on	3,535,331	2,852,786
Gross unrealized losses
Financial assets available for sale
Brazilian government securities	(422,079)	(609,193)
Corporate debt securities	(1,734,013)	(2,690,253)
Bank debt securities	(236,355)	(188,913)
Brazilian sovereign bonds	(18,693)	(1,731)
Foreign governments securities	(8,182)
Marketable equity securities and other stocks	(885,923)	(538,602)
Balance on	R$ (3,305,245)	R$ (4,028,692)